Label	Element	Value
American Century Mutual Funds, Inc | BALANCED FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 165% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	165.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
For the equity portion of the fund, the fund will generally invest in large capitalization companies it believes show sustainable business improvement using a proprietary multi-factor model that combines fundamental measures of a stock’s value and growth potential with environmental, social, and governance (ESG) metrics. The model assigns each security a financial metrics score and an ESG score that are combined to create an overall score.
To measure value, the portfolio managers may use ratios of stock price-to-earnings and stock price-to-cash flow. To measure growth, the managers may use the rate of growth of a company’s earnings and cash flow and changes in its earnings estimates. The model also considers price momentum. The team arrives at an ESG score by evaluating multiple metrics of each ESG characteristic—environmental, social, and governance. The portfolio managers utilize internal data and research, as well as third party commercial data sources and scoring systems, to evaluate each security’s ESG characteristics. For example, portfolio managers will consider, among others, a company’s carbon emission profile (environmental), a company’s employee turnover rates and digital privacy (social), and a company’s corporate leadership, including board chair independence and the independence of audit and compensation committees (governance). If information on a specific metric is unavailable, the security may still be selected for the portfolio if the portfolio managers believe they can evaluate the security qualitatively, or if the financial metrics and remaining ESG scores merit investment.
Final scores for each security are evaluated on a sector-specific basis, and the fund seeks to hold securities with the strongest scores in their respective sectors. Using this process, the portfolio managers attempt to build a portfolio of stocks that has sustainable competitive advantages, provides better returns without taking on significant additional risk, and maintains a stronger ESG profile than the S&P 500® Index.
		For the fixed-income portion of the fund, the portfolio managers invest in a diversified portfolio of high- and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities, bank loans, securities backed by mortgages or other assets and collateralized debt obligations (including collateralized loan obligations). Shorter-term debt securities round out the portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•Style Risk — If at any time the market is not favoring the quantitative investment style used to manage the fund’s equity portion, that portion’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
•Investment Process Risk — Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative models will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.
•Benchmark Correlation Risk — The performance of the fund’s equity portion will be similar to the performance of the S&P 500 Index, before fees and expenses. If the S&P 500 goes down, it is likely that the fund’s performance will go down.
•ESG Risk – Because the fund considers ESG metrics in addition to fundamental financial metrics when selecting securities, its portfolio may perform differently than funds that do not use ESG metrics. ESG considerations may prioritize long term rather than short term returns. Furthermore, when analyzing ESG criteria for securities, the portfolio management team relies on the information and scoring models published by third party sources, there is a risk that this information might be incorrect or only take into account one of many ESG related components of portfolio companies. Moreover, scores and ratings across third party providers may be inconsistent or incomparable.
•    Covered Call Risk – Writing covered calls may limit the fund’s ability to participate in price increases of the underlying securities and could lower the fund’s return.
•Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk  — A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments.
•Interest Rate Risk — Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund’s fixed-income investments are designed to reduce this risk. Interest rate risk, however, is generally higher for the fixed-income portion of the Balanced Fund than for funds that have shorter-weighted maturities, such as money market funds and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.
•Credit Risk — Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.
•Prepayment Risk — The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.
•Foreign Securities Risk — Foreign securities have certain unique risks, such as currency risk, social, political and economic risk, and foreign market and trading risk. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
•Bank Loan Risk — The market for bank loans may not be highly liquid and the fund may have difficulty selling them. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.
•Collateralized Debt Obligations Risk — Collateralized debt obligations and collateralized loan obligations (CLOs) are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.
•Derivative Risk — The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk.
•Liquidity Risk — The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.
•Price Volatility Risk — The value of the fund’s shares may fluctuate significantly in the short term.
•Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
		An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
The blended index is considered the benchmark for the fund. It combines two widely known indices in proportion to the asset mix of the fund. Accordingly, 60% of the index is represented by the S&P 500 Index, which reflects the approximately 60% of the fund’s assets invested in stocks. The blended index’s remaining 40% is represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which reflects the roughly 40% of the fund’s assets invested in fixed-income securities.
		Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The blended index is considered the benchmark for the fund. It combines two widely known indices in proportion to the asset mix of the fund. Accordingly, 60% of the index is represented by the S&P 500 Index, which reflects the approximately 60% of the fund’s assets invested in stocks. The blended index’s remaining 40% is represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which reflects the roughly 40% of the fund’s assets invested in fixed-income securities.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter (2Q 2020): 13.21% Lowest Performance Quarter (1Q 2020): -10.46%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the calendar year ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
American Century Mutual Funds, Inc | BALANCED FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.20%
10 Years	rr_AverageAnnualReturnYear10	13.87%
American Century Mutual Funds, Inc | BALANCED FUND | Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	4.43%
10 Years	rr_AverageAnnualReturnYear10	3.84%
American Century Mutual Funds, Inc | BALANCED FUND | Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Blended Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	14.73%
5 Years	rr_AverageAnnualReturnYear05	11.11%
10 Years	rr_AverageAnnualReturnYear10	10.02%
American Century Mutual Funds, Inc | BALANCED FUND | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TWBIX
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	291
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,120
Annual Return 2011	rr_AnnualReturn2011	5.43%
Annual Return 2012	rr_AnnualReturn2012	11.59%
Annual Return 2013	rr_AnnualReturn2013	17.35%
Annual Return 2014	rr_AnnualReturn2014	9.75%
Annual Return 2015	rr_AnnualReturn2015	(2.65%)
Annual Return 2016	rr_AnnualReturn2016	6.90%
Annual Return 2017	rr_AnnualReturn2017	14.05%
Annual Return 2018	rr_AnnualReturn2018	(3.92%)
Annual Return 2019	rr_AnnualReturn2019	19.63%
Annual Return 2020	rr_AnnualReturn2020	12.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.46%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.61%
5 Years	rr_AverageAnnualReturnYear05	9.54%
10 Years	rr_AverageAnnualReturnYear10	8.81%
American Century Mutual Funds, Inc | BALANCED FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.95%
5 Years	rr_AverageAnnualReturnYear05	8.00%
10 Years	rr_AverageAnnualReturnYear10	7.18%
American Century Mutual Funds, Inc | BALANCED FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.53%
5 Years	rr_AverageAnnualReturnYear05	7.19%
10 Years	rr_AverageAnnualReturnYear10	6.68%
American Century Mutual Funds, Inc | BALANCED FUND | I CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ABINX
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	396
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 883
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.82%
5 Years	rr_AverageAnnualReturnYear05	9.77%
10 Years	rr_AverageAnnualReturnYear10	9.03%
American Century Mutual Funds, Inc | BALANCED FUND | R5 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ABGNX
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	396
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 883
Label	rr_AverageAnnualReturnLabel	R5 Class1 Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	12.88%	[1]
5 Years	rr_AverageAnnualReturnYear05	9.77%	[1]
10 Years	rr_AverageAnnualReturnYear10	9.03%	[1]

[1]	Historical performance for the R5 Class prior to its inception (April 10, 2017) is based on the performance of I Class shares, which have the same expenses as the R5 Class.